Business Combination - Schedule of Purchase Price Allocation (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill	$ 570,540
NPS Holdings Limited [Member]
Cash and cash equivalents	31,656
Accounts receivable	55,392
Unbilled revenue	41,378
Inventories	33,652
Current assets	19,463
Property, plant and equipment	216,094
Intangible assets	94,000
Deferred tax assets
Other assets	7,457
Total identifiable assets acquired	499,092
Accounts payable	26,457
Accrued expenses	28,686
Current portion of loans and borrowings
Short-term borrowings	55,836
Current liabilities	3,064
Loans and borrowings	149,399
Deferred tax liabilities	23,799
Other liabilities	22,363
Noncontrolling interest	(2,841)
Net identifiable liabilities acquired	304,509
Total fair value of net assets acquired	194,583
Goodwill	396,173
Total gross consideration	590,756
Gulf Energy S.A.O.C [Member]
Cash and cash equivalents	5,206
Accounts receivable	18,013
Unbilled revenue	45,343
Inventories	31,092
Current assets	8,719
Property, plant and equipment	91,444
Intangible assets	53,000
Deferred tax assets	554
Other assets	1,254
Total identifiable assets acquired	254,625
Accounts payable	31,114
Accrued expenses	25,388
Current portion of loans and borrowings	16,368
Short-term borrowings	9,000
Current liabilities	16,288
Loans and borrowings	25,098
Deferred tax liabilities	8,053
Other liabilities	8,838
Noncontrolling interest	837
Net identifiable liabilities acquired	140,145
Total fair value of net assets acquired	114,480
Goodwill	174,367
Total gross consideration	$ 288,847